Share-Based Compensation Option Plans (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	11,336,985
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	741,187	1,564,665	364,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(523,845)	(27,000)	(110,250)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(20,250)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(11,250)
Share-based Compensation, Options, Cancelled	(15,750)
Outstanding, end of year	11,507,077	11,336,985
Share-based compensation, Options, Options Fully Vested and Excercisable	6,001,950
Share-based Compensation, Options, Options Expected to Vest	5,209,547
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, beginning of year	$ 10.36
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 15.90
Share-based Compensation, Options, Exercises in Period, Weighted Average Exercise Price	$ 3.06
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 15.90
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 5.33
Share-based Compensation, Options, Cancelled, Weighted Average Exercise Price	$ 12.88
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, end of year	$ 11.04	$ 10.36
Share-based compensation, Options, Options Fully Vested and Excersiable, Weighted Average Exercise Price	$ 8.24
Share-based Compensation, Options, Options, Expected to Vest, Weighted-Average Exercise Price	$ 14.17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 8 months 12 days
Share-based Compensation, Options, Options Fully Vested and Exercisable, Weighted-Average Remaining Contractual Term in Years	4 years 2 months 12 days
Share-based Compensation, Options, Options Expected to Vest, Weighted Average Remaining Contractual Term in Years	7 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 5,970	$ 79	$ 800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 38,856
Share-based Compensation, Options, Options Fully Vested and Exercisable at Year End, Intrinsic Value	33,538
Share-based Compensation, Options, Options Expected to Vest, Intrinsic Value	4,687